Cover Page	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	JERSEY CENTRAL POWER & LIGHT COMPANY
Entity Incorporation, State or Country Code	NJ
Entity Tax Identification Number	21-0485010
Entity Address, Address Line One	300 Madison Avenue
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07962
City Area Code	800
Local Phone Number	736-3402
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000053456
Amendment Flag	false
Entity Primary SIC Number	4911